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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                       Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer International Value Fund
          Schedule of Investments  8/31/08 (unaudited)

 Shares                                                            Value

          COMMON STOCKS - 95.3 %
          Energy - 11.6 %
          Coal & Consumable Fuels - 0.6 %
 345,900  Yanzhou Coal Mining *                                 $   599,762
          Integrated Oil & Gas - 10.1 %
  42,500  BG Group Plc                                          $   941,874
 216,683  BP Amoco Plc                                            2,079,045
  23,680  Petrobras Brasileiro (A.D.R.) *                         1,017,530
 103,975  Repsol SA                                               3,218,815
  74,773  Royal Dutch Shell Plc                                   2,612,968
  26,800  Statoil ASA *                                             823,493
                                                                $10,693,725
          Oil & Gas Equipment & Services - 0.7 %
   9,500  Technip                                               $   779,957
          Oil & Gas Exploration & Production - 0.0 %
     100  CNOOC, Ltd.                                           $       156
          Oil & Gas Refining & Marketing - 0.2 %
   4,400  Petroplus Holdings AG                                 $   202,180
          Total Energy                                          $12,275,780
          Materials - 6.1 %
          Diversified Chemical - 0.4 %
   8,000  Akzo Nobel *                                          $   488,012
     600  UBE Industries, Ltd. *                                      2,139
                                                                $   490,151
          Diversified Metals & Mining - 5.3 %
  70,685  BHP Billiton, Ltd.                                    $ 2,489,802
  65,000  Companhia Vale do Rio Doce (A.D.R.)                     1,545,050
  16,561  Rio Tinto Plc                                           1,569,141
                                                                $ 5,603,993
          Fertilizers & Agricultural Chemicals - 0.4 %
   6,900  Yara International ASA                                $   426,530
          Industrial Gases - 0.0 %
     200  Taiyo Nippon Sanso Corp. *                            $     1,782
          Total Materials                                       $ 6,522,456
          Capital Goods - 10.0 %
          Construction & Engineering - 0.0 %
     400  China Railway Group, Ltd. *                           $       308
          Construction & Farm Machinery & Heavy Trucks - 2.4 %
  30,545  Daewoo Heavy Industries & Machinery, Ltd. *           $   971,340
   3,577  Hyundai Heavy Industries *                                780,357
  38,100  Komatsu, Ltd. *                                           799,814
                                                                $ 2,551,511
          Electrical Component & Equipment - 0.8 %
   2,700  Nexans SA *                                           $   340,322
  41,000  Sumitomo Electric *                                       469,826
                                                                $   810,148
          Heavy Electrical Equipment - 2.4 %
  32,400  ABB, Ltd.                                             $   793,933
   3,000  Alstom *                                                  305,351
 124,000  Mitsubishi Electric Corp. *                             1,057,106
   3,300  Vestas Wind Systems AS *                                  447,987
                                                                $ 2,604,377
          Industrial Conglomerates - 1.4 %
  13,221  Siemens                                               $ 1,438,040
          Industrial Machinery - 1.7 %
  23,706  Gea Group AG *                                        $   746,966
 124,100  Kawasaki Heavy Industries *                               274,327
  23,300  Kurita Water Industries, Ltd. *                           757,235
                                                                $ 1,778,528
          Trading Companies & Distributors - 1.3 %
  93,100  Itochu Corp. *                                        $   749,352
     900  Marubeni Corp. *                                            5,593
  53,000  Sumitomo Corp. *                                          661,504
                                                                $ 1,416,449
          Total Capital Goods                                   $10,599,361
          Commercial Services & Supplies - 1.4 %
          Environmental & Facilities Services - 1.4 %
 223,797  Tomra Systems ASA *                                   $ 1,519,740
          Total Commercial Services & Supplies                  $ 1,519,740
          Transportation - 3.1 %
          Airlines - 2.0 %
 559,241  Ryanair Holdings Plc *                                $ 2,108,633
          Marine - 0.2 %
  31,700  Kawasaki Kisen Kaisha, Ltd. *                         $   226,028
          Railroads - 0.9 %
     122  East Japan Railway Co. *                              $   970,785
          Total Transportation                                  $ 3,305,446
          Automobiles & Components - 1.8 %
          Automobile Manufacturers - 1.8 %
  14,000  Honda Motor Co., Ltd. *                               $   455,838
     700  Isuzu Motors, Ltd. *                                        2,631
  31,700  Toyota Motor Co.                                        1,421,110
                                                                $ 1,879,579
          Total Automobiles & Components                        $ 1,879,579
          Consumer Durables & Apparel - 3.0 %
          Apparel, Accessories & Luxury Goods - 0.9 %
  10,625  Adidas-Salomon AG *                                   $   623,778
   6,000  Cie Financiere Richemont AG *                             349,723
                                                                $   973,501
          Homebuilding - 2.1 %
 363,000  Sekisui Chemical Co., Ltd. *                          $ 2,253,305
          Total Consumer Durables & Apparel                     $ 3,226,806
          Consumer Services - 0.4 %
          Hotels, Resorts & Cruise Lines - 0.4 %
  10,400  Carnival Corp.                                        $   385,424
          Total Consumer Services                               $   385,424
          Media - 4.1 %
          Advertising - 1.1 %
  34,000  Focus Media Holding, Ltd. *                           $ 1,112,480
          Broadcasting - 3.0 %
 114,978  Eutelsat Communications                               $ 3,188,961
          Total Media                                           $ 4,301,441
          Retailing - 0.0 %
          Department Stores - 0.0 %
     300  New World Department Store China *                    $       225
          Total Retailing                                       $       225
          Food & Drug Retailing - 2.6 %
          Hypermarkets & Supercenters - 2.6 %
  51,635  Carrefour Supermarch                                  $ 2,724,041
          Total Food & Drug Retailing                           $ 2,724,041
          Food, Beverage & Tobacco - 5.2 %
          Brewers - 0.8 %
  54,100  Kirin Holdings Co., Ltd. *                            $   812,754
          Distillers & Vintners - 0.4 %
  26,400  Diageo Plc *                                          $   483,490
          Packaged Foods & Meats - 4.0 %
  28,400  Nestle SA                                             $ 1,251,296
  35,360  Smithfield Foods, Inc. *                                  711,090
  55,247  Unilever NV                                             1,525,759
  10,600  Wimm-Bill-Dann *                                          736,912
                                                                $ 4,225,057
          Total Food, Beverage & Tobacco                        $ 5,521,301
          Household & Personal Products - 0.5 %
          Household Products - 0.5 %
     800  Kao Corp. *                                           $    22,643
  11,100  Reckitt Benckiser Plc                                     561,027
                                                                $   583,670
          Total Household & Personal Products                   $   583,670
          Health Care Equipment & Services - 4.6 %
          Health Care Equipment - 3.6 %
  18,586  Medtronic, Inc.                                       $ 1,014,796
  11,452  Synthes, Inc. *                                         1,582,946
  17,238  Zimmer Holdings, Inc. *                                 1,247,859
                                                                $ 3,845,601
          Health Care Services - 1.0 %
  19,294  Fresenius Medical Care AG                             $ 1,036,525
          Total Health Care Equipment & Services                $ 4,882,126
          Pharmaceuticals & Biotechnology - 4.7 %
          Pharmaceuticals - 4.7 %
  36,500  Bristol-Myers Squibb Co.                              $   778,910
   9,320  Novartis *                                                520,042
  10,639  Roche Holdings AG                                       1,793,113
  15,872  Shire Pharmaceuticals Group Plc (A.D.R.)                  842,486
  19,600  Takeda Chemical Industries *                            1,022,196
                                                                $ 4,956,747
          Total Pharmaceuticals & Biotechnology                 $ 4,956,747
          Banks - 11.3 %
          Diversified Banks - 11.3 %
 112,300  Banco Santander Central Hispano SA                    $ 1,906,514
  23,545  BNP Paribas SA *                                        2,124,405
  94,492  Development Bank of Singapore, Ltd.                     1,195,592
 138,011  HSBC Holding Plc                                        2,165,116
      80  Mitsubishi UFJ Financial Group, Inc. *                        609
 511,201  Royal Bank of Scotland Group Plc                        2,194,498
   6,648  Societe Generale                                          644,959
     283  Sumitomo Mitsui Financial Group, Inc. *                 1,722,086
                                                                $11,953,779
          Total Banks                                           $11,953,779
          Diversified Financials - 3.3 %
          Diversified Capital Markets - 3.0 %
  69,192  CS Group                                              $ 3,215,987
          Investment Banking & Brokerage - 0.3 %
     700  Daiwa Securities Group, Inc. *                        $     5,384
  30,400  ICAP Plc                                                  263,431
                                                                $   268,815
          Total Diversified Financials                          $ 3,484,802
          Insurance - 3.7 %
          Multi-Line Insurance - 1.2 %
   7,700  Allianz AG                                            $ 1,285,826
          Reinsurance - 2.5 %
  43,499  Swiss Reinsurance, Ltd.                               $ 2,684,877
          Total Insurance                                       $ 3,970,703
          Real Estate - 0.8 %
          Diversified Real Estate Activities - 0.8 %
  38,901  Mitsui Fudosan Co. *                                  $   815,353
          Total Real Estate                                     $   815,353
          Software & Services - 3.0 %
          Home Entertainment Software - 3.0 %
  26,499  Electronic Arts, Inc. *                               $ 1,293,416
  83,914  GameLoft *                                                427,506
   3,100  Nintendo Corp., Ltd. *                                  1,454,083
                                                                $ 3,175,005
          Total Software & Services                             $ 3,175,005
          Technology Hardware & Equipment - 2.3 %
          Communications Equipment - 0.6 %
  24,000  Nokia Oyj                                             $   600,174
          Electronic Manufacturing Services - 1.1 %
 121,752  Hon Hai Precision Industry (G.D.R.) *                 $ 1,207,391
          Office Electronics - 0.6 %
  15,000  Canon, Inc. *                                         $   671,286
          Total Technology Hardware & Equipment                 $ 2,478,851
          Semiconductors - 0.8 %
          Semiconductor Equipment - 0.6 %
  10,400  Tokyo Electron, Ltd. *                                $   590,416
          Semiconductors - 0.2 %
  27,200  Infineon Technologies AG *                            $   232,944
          Total Semiconductors                                  $   823,360
          Telecommunication Services - 6.1 %
          Integrated Telecommunication Services - 3.7 %
  57,100  Koninklijke KPN NV                                    $   969,266
     215  Nippon Telegraph & Telephone Corp. *                    1,055,700
  75,200  Tele2 Ab (B shares)                                     1,155,664
  35,280  Telekom Austria AG *                                      762,439
                                                                $ 3,943,069
          Wireless Telecommunication Services - 2.4 %
  15,606  Mobile Telesystems (A.D.R.) *                         $ 1,061,208
 567,405  Vodafone Group Plc                                      1,452,233
                                                                $ 2,513,441
          Total Telecommunication Services                      $ 6,456,510
          Utilities - 4.9 %
          Electric Utilities - 1.7 %
  23,547  E.On AG *                                             $ 1,373,130
  11,500  Fortum Corp. *                                            470,481
                                                                $ 1,843,611
          Independent Power Producer & Energy Traders - 1.0 %
  68,545  Clipper Windpower Plc *                               $   650,715
  64,200  International Power Plc *                                 460,976
                                                                $ 1,111,691
          Multi-Utilities - 2.2 %
  12,873  Gaz De France *                                       $   741,925
  31,200  National Grid Plc                                         405,022
  39,918  Suez Environnement SA *                                 1,146,404
                                                                $ 2,293,351
          Total Utilities                                       $ 5,248,653
          TOTAL COMMON STOCKS                                   $101,091,159
          (Cost  $100,946,656)

          RIGHTS/WARRANTS - 0.0 %
          Energy - 0.0 %
          Integrated Oil & Gas - -0.1 %
  71,600  Royal Dutch Shell Rights, Expires 9/10/08 *           $         0
          TOTAL RIGHTS/WARRANTS                                 $         0
          (Cost  $0)
          TOTAL INVESTMENT IN SECURITIES - 95.3 %               $101,091,159
          (Cost  $100,946,656)(a)
          OTHER ASSETS AND LIABILITIES - 4.7 %                  $ 4,965,262
          TOTAL NET ASSETS - 100.0 %                            $106,056,421

      *   Non-income producing security.

(A.D.R.)  American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

    (a) At August 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $101,544,420 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $ 25,023,618

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (25,476,879)

          Net unrealized loss                                     $ (453,261)

          FAS 157 Footnote Disclosures
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of August
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                  Investment  Other Financial
                                               in Securities   Instruments
Level 1 - Quoted Prices                        $11,949,340       0
Level 2 - Other Significant Observable Inputs  89,141,819        747,406
Level 3 - Significant Unobservable Inputs	    0		 0
Total                                          $101,091,159      747,406


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.